Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk information
Assets	kr 375,474	kr 333,647
Liabilities	353,899	312,839
Currency risk
Risk information
Assets	375,474	333,647
Liabilities	353,899	312,839
Currency risk | Foreign currencies
Risk information
Assets	291,952	262,056
Liabilities	kr 292,313	kr 262,518